Debt and other liabilities - Schedule of convertible promissory notes (Details)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
YA notes	$ 2,250,245
Convertible promissory note	1,146,966
Promissory note from sponsor	3,031,614
Total convertible promissory notes	$ 6,428,825